Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Aug. 31, 2021
Accounts Payable and Accrued Liabilities
Schedule of accounts payable and accrued liabilities
	August 31	August 31
	2021	2020
	$	$
Accounts Payable
Vendors payable	54,668	45,080
Accrued Liabilities
Corporate tax payable	1,055	3,834
Vendors payable	45,000	38,006
Total	100,723	86,920